Share-based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation
Share-based Compensation

Description of Plans

Global Stock Option Plan: During 1999, ING Group amended the ING Group Global Stock Option Plan ("GSOP") to provide for non-qualified options on ING Group common stock for certain key executives in the U.S. The term of the non-qualified options is a ten-year term and vest at a rate of one third per year over the first three years of the option life. Options are granted at fair market value of the underlying stock on the date of grant. ING Group ceased issuing options under the GSOP plan in 2004. While no new GSOP options will be awarded, previously granted GSOP options will remain in place until exercised, lapsed, forfeited, or cancelled. All GSOP options are fully vested.

Long-term Equity Ownership Plan: Starting in 2004, ING Group began issuing options under the Long-term Equity Ownership Plan (“leo”). Under leo, participants are awarded both stock options and performance shares. Leo options are nonqualified options on ING Group shares in the form of American Depository Receipts (“ADRs”). The leo options give the recipient the right to purchase an ING Group share in the form of ADRs at a price equal to the fair market value of one ING Group share on the date of grant. The options have a ten-year term and vest three years from the grant date subject to the participant meeting the three-year service vesting condition. Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination, or termination for cause.

Leo performance shares are a contingent grant of ING Group stock and generally vest three years from the grant date, and can range from 0-200% of target based on ING’s Total Shareholder Return (“TSR”) relative to a peer group of global financial services companies as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although immediate vesting will occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in the leo plan document).

Long-term Sustainable Performance Plan performance shares (“LSPP”) were granted on March 30, 2011 and 2012 with a three year graded vesting schedule. Participants were awarded a conditional right to receive a number of ING Group shares in the form of ADR's in the future. Awards under the LSPP vest, and shares are delivered 1/3 each of the first, second and third anniversary of the award date, provided the participants are still employed by ING. The LSPP performance shares are subject to a performance measure. The number of ADR's that would be ultimately granted at the end of each performance period is dependent upon a measure of the Company's performance over that period.

At the end of the specified performance period, the extent to which ING’s performance targets have been met will determine the actual number of leo and LSPP performance shares that the participants will receive on the vesting date.

Equity Compensation Plan: The Company provides certain key employees with Restricted American Depository Share (“ADS”) units to reward individual performance. ADS units are contingent grants of ING Group ADS’s based upon the financial performance of the Company for units granted. The ADS units are subject to a three-year vesting period from the date of grant. To vest, the participant must be actively employed on the vesting date.

Discretionary Bonus Deferral Shares

Commencing in 2010, ING Group introduced a Discretionary Bonus Deferral plan (“DBD”) to select employees which results in the participant receiving ING shares in the future. If an employee’s gross 2009 bonus (paid in 2010) was $71,500 or more, 1/3 of the total gross value was processed and paid in cash. The remaining 2/3 was deferred primarily in ING shares until vesting date. The recipients were granted a conditional right to a number of DBD shares on May 12, 2010. The DBD shares vest after three years of service on March 13, 2013, providing the participant is still actively employed by the Company.

In 2011, Deferred Shares (ING Group Shares) were awarded under LSPP related to the mandatory 2010 Incentive Compensation Plan (“ICP”) deferral of awards for employees who received an ICP payment greater than $132,700. The deferred amount starts at 10% and increases in steps of 10% depending upon the total ICP payout. The maximum deferral percentage is 50%. Deferred shares vest 1/3 on the first (2012), the second (2013) and third (2014) anniversary of the award date provided that participant is still employed by ING. There are no further performance conditions attached to the shares.

The Share-based compensation plans are denominated in ING stock.

Compensation Cost

Compensation expense related to the share-based compensation plans is recognized based on fair value and on the number of awards expected to vest, which represents the awards granted less expected forfeitures over the life of the award, as estimated at the date of grant. Differences in actual versus expected experience or changes in expected forfeitures are recognized in the period of change. Compensation expense is principally related to the issuance of stock options, performance shares, restricted stock units, and DBD shares. The majority of the awards granted are made in the first quarter of each year.

Compensation cost recognized and related income tax benefit for stock based compensation plans for the years ended December 31, 2012, 2011 and 2010 are as follows:

	2012		2011		2010
	Total Compensation Cost Recognized	Income Tax Benefit	Total Compensation Cost Recognized	Income Tax Benefit	Total Compensation Cost Recognized	Income Tax Benefit
Stock options	$5.2	$1.8	$9.3	$3.2	$14.7	$5.1
Restricted shares	14.5	5.1	12.1	4.3	15.5	5.4
Performance shares	36.8	12.9	29.3	10.3	11.3	4.0
DBD shares	9.9	3.5	10.1	3.5	5.8	2.0
Total	$66.4	$23.3	$60.8	$21.3	$47.3	$16.5

There were no compensation costs for stock based compensation plans capitalized in deferred acquisition costs for the years ended December 31, 2012, 2011 and 2010.

Performance Shares, Restricted Share Units, and Discretionary Bonus Deferral Shares

The following is a summary of the stock options, restricted shares, ING Group performance shares, and DBD shares outstanding as of December 31, 2012:

	Shares Outstanding
	Stock Options	Restricted Shares	Performance Shares	DBD Shares
Year ended December 31, 2012	19,719,598	3,969,636	8,547,135	2,115,443
Year ended December 31, 2011	23,831,484	4,339,825	6,757,452	1,782,101
Year ended December 31, 2010	27,915,700	4,573,461	4,313,744	953,069

Unrecognized compensation cost

The following is a summary of unrecognized compensation cost and expected weighted average years remaining until vested as of December 31, 2012:

	2012
	Stock Options	Performance Shares	Restricted Share Units	DBD Shares	Total
Unrecognized compensation cost	$0.9	$31.7	$14.3	$6.2	$53.1
Expected weighted average (in years)					1.38